TREASURY STOCK (Tables)	12 Months Ended
Dec. 31, 2018
TREASURY STOCK.
Schedule of treasury stock

			Maximum Purchase
			Number of
Phase	Basis	Period	shares	Amount
I	EGM	December 21, 2005 - June 20, 2007	1,007,999,964	Rp5,250
II	AGM	June 29, 2007 - December 28, 2008	215,000,000	Rp2,000
III	AGM	June 20, 2008 - December 20, 2009	339,443,313	Rp3,000
-	BAPEPAM - LK	October 13, 2008 - January 12, 2009	4,031,999,856	Rp3,000
IV	AGM	May 19, 2011 - November 20, 2012	645,161,290	Rp5,000

Schedule of movement in treasury stock

	2017			2018
	Number of			Number of
	shares	%	Rp	shares	%	Rp
Beginning balance	1,737,779,800	1.72	2,541	1,737,779,800	1.72	2,541
Sale of treasury stock	—	—	—	(1,737,779,800)	(1.72)	(2,541)
Ending balance	1,737,779,800	1.72	2,541	—	—	—